Financial Risk Management - Summary of Effect of Interest Rates (Detail) - Floating interest rate [member] - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of financial instruments by type of interest rate [line items]
100 bp decrease	€ (900)	€ (982)
100 bp increase	€ 900	€ 982